UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22596

Investment Company Act File Number

MSAM Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 24.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$200	$199,984
COMM, Series 2014-KYO, Class D, 2.187%, 6/11/27(1)(2)	150	149,065
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	100	85,778
ESA, Series 2013-ESH7, Class D7, 4.036%, 12/5/31(1)(3)	200	203,304
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	135	136,245
JPMBB, Series 2014-C19, Class D, 4.677%, 4/15/47(1)(3)	150	138,762
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(1)(3)	100	92,688
JPMBB, Series 2014-C22, Class D, 4.561%, 9/15/47(1)(3)	150	136,902
JPMBB, Series 2014-C23, Class D, 3.96%, 9/15/47(1)(3)	100	87,890
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(1)(3)	150	159,709
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	155,384
UBSC, Series 2011-C1, Class D, 5.888%, 1/10/45(1)(3)	150	167,631
UBSCM, Series 2012-C1, Class D, 5.542%, 5/10/45(1)(3)	150	158,799
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(3)	150	140,442

Total Commercial Mortgage-Backed Securities (identified cost $1,990,145)		$2,012,583

Asset-Backed Securities — 20.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.9%
AESOP, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$150	$154,497

		$154,497

Computers — 1.8%
DEFT, Series 2015-1, Class C, 2.42%, 3/23/20(1)	$150	$150,025

		$150,025

Lodging and Gaming — 0.9%
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	$75	$74,673

		$74,673

Other — 5.3%
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(1)	$130	$130,470
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	64	64,418
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(1)	103	103,454
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	140	140,504

		$438,846

Single Family Home Rental — 10.6%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(2)	$100	$99,826
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(1)(2)	100	98,296
ARP, Series 2014-SFR1, Class C, 2.536%, 9/17/31(1)(2)	150	150,934
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(2)	165	164,673
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(2)	100	98,917
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.786%, 6/17/31(1)(2)	160	159,859
SBY, Series 2014-1, Class C, 2.236%, 9/17/31(1)(2)	100	100,218

		$872,723

Total Asset-Backed Securities (identified cost $1,687,347)		$1,690,764

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$2,225	8/7/15	$7
S&P 500 Index	1	2,260	8/14/15	8
S&P 500 Index	1	2,235	8/21/15	25
S&P 500 Index	1	2,240	8/28/15	20
S&P 500 Index FLEX	1	2,225	8/3/15	0
S&P 500 Index FLEX	2	2,220	8/5/15	0
S&P 500 Index FLEX	2	2,240	8/10/15	0
S&P 500 Index FLEX	2	2,255	8/12/15	0
S&P 500 Index FLEX	1	2,265	8/17/15	0
S&P 500 Index FLEX	2	2,250	8/19/15	1
S&P 500 Index FLEX	2	2,215	8/24/15	24
S&P 500 Index FLEX	2	2,240	8/26/15	10

Total Call Options Purchased (identified cost $686)				$95

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$1,850	8/7/15	$8
S&P 500 Index	1	1,935	8/14/15	53
S&P 500 Index	1	1,910	8/21/15	75
S&P 500 Index	1	1,920	8/28/15	157
S&P 500 Index FLEX	1	1,860	8/3/15	0
S&P 500 Index FLEX	2	1,850	8/5/15	0
S&P 500 Index FLEX	2	1,900	8/10/15	3
S&P 500 Index FLEX	2	1,920	8/12/15	17
S&P 500 Index FLEX	1	1,940	8/17/15	61
S&P 500 Index FLEX	2	1,920	8/19/15	107
S&P 500 Index FLEX	2	1,870	8/24/15	82
S&P 500 Index FLEX	2	1,905	8/26/15	210
SPDR S&P 500 ETF Trust	4,800	203	10/16/15	13,439

Total Put Options Purchased (identified cost $22,584)				$14,212

Short-Term Investments — 47.6%

U.S. Treasury Obligations — 2.4%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/10/15(5)			$200	$199,952

Total U.S. Treasury Obligations (identified cost $199,975)				$199,952

Other — 45.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)			$3,733	$3,733,361

Total Other (identified cost $3,733,361)				$3,733,361

Total Short-Term Investments (identified cost $3,933,336)				$3,933,313

Total Investments — 92.7% (identified cost $7,634,098)				$7,650,967

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$2,125	8/7/15	$(213)
S&P 500 Index	1	2,155	8/14/15	(62)
S&P 500 Index	1	2,135	8/21/15	(505)
S&P 500 Index	1	2,140	8/28/15	(610)
S&P 500 Index FLEX	1	2,125	8/3/15	(60)
S&P 500 Index FLEX	2	2,120	8/5/15	(498)
S&P 500 Index FLEX	2	2,140	8/10/15	(306)
S&P 500 Index FLEX	2	2,150	8/12/15	(218)
S&P 500 Index FLEX	1	2,160	8/17/15	(128)
S&P 500 Index FLEX	2	2,145	8/19/15	(747)
S&P 500 Index FLEX	2	2,115	8/24/15	(3,168)
S&P 500 Index FLEX	2	2,135	8/26/15	(1,743)
SPDR S&P 500 ETF Trust	4,800	215	10/16/15	(9,830)

Total Call Options Written (premiums received $23,076)				$(18,088)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$1,950	8/7/15	$(18)
S&P 500 Index	1	2,040	8/14/15	(315)
S&P 500 Index	1	2,010	8/21/15	(320)
S&P 500 Index	1	2,020	8/28/15	(610)
S&P 500 Index FLEX	1	1,960	8/3/15	0
S&P 500 Index FLEX	2	1,950	8/5/15	(1)
S&P 500 Index FLEX	2	2,000	8/10/15	(136)
S&P 500 Index FLEX	2	2,025	8/12/15	(398)
S&P 500 Index FLEX	1	2,045	8/17/15	(556)
S&P 500 Index FLEX	2	2,025	8/19/15	(921)
S&P 500 Index FLEX	2	1,970	8/24/15	(557)
S&P 500 Index FLEX	2	2,010	8/26/15	(1,194)
SPDR S&P 500 ETF Trust	4,800	191	10/16/15	(5,756)

Total Put Options Written (premiums received $22,399)				$(10,782)

Other Assets, Less Liabilities — 7.7%				$633,393

Net Assets — 100.0%				$8,255,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DEFT	-	Dell Equipment Finance Trust

ESA	-	Extended Stay America Trust

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

OMFIT	-	OneMain Financial Issuance Trust

SBY	-	Silver Bay Realty Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WEN	-	Wendys Funding LLC

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $3,703,347 or 44.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(4)	Amount is less than 0.05%.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $11,198.

A summary of open financial instruments at July 31, 2015 is as follows:

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$3,642	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)	Pays	1.20%	2/19/16	$120

							$120

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index.

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	74	$67,475
Options written	10,088	410,862
Options exercised	(62)	(54,712)
Options expired	(464)	(378,150)

Outstanding, end of period	9,636	$45,475

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. The Portfolio also enters into options on exchange-traded funds and total return swaps to enhance total return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$14,307	$—
Written options	—	(28,870)
Total return swaps	120	—

Total	$14,427	$(28,870)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,614,052

Gross unrealized appreciation	$30,496
Gross unrealized depreciation	(7,888)

Net unrealized appreciation	$22,608

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$2,012,583	$—	$2,012,583
Asset-Backed Securities	—	1,690,764	—	1,690,764
Call Options Purchased	60	35	—	95
Put Options Purchased	293	13,919	—	14,212
Short-Term Investments —
U.S. Treasury Obligations	—	199,952	—	199,952
Other	—	3,733,361	—	3,733,361
Total Investments	$353	$7,650,614	$—	$7,650,967
Swap Contracts	$—	$120	$—	$120
Total	$353	$7,650,734	$—	$7,651,087

Liability Description
Call Options Written	$(1,390)	$(16,698)	$—	$(18,088)
Put Options Written	(1,263)	(9,519)	—	(10,782)
Total	$(2,653)	$(26,217)	$—	$(28,870)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015